Quarterly Holdings Report
for
Fidelity® Series Canada Fund
July 31, 2024
SAD-NPRT3-0924
1.9883885.106
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Quebecor, Inc.:
Class A	1,982,590	45,951,458
Class B (sub. vtg.)	1,069,000	23,615,326
		69,566,784
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. Class B (non-vtg.)	1,427,900	55,217,167
TOTAL COMMUNICATION SERVICES		124,783,951
CONSUMER DISCRETIONARY - 6.3%
Broadline Retail - 2.9%
Dollarama, Inc.	1,749,500	164,008,101
Hotels, Restaurants & Leisure - 2.1%
Restaurant Brands International, Inc.	1,627,900	113,981,888
Specialty Retail - 1.2%
Aritzia, Inc. (a)	915,800	30,061,244
Diversified Royalty Corp. (b)(c)	10,359,300	20,858,910
Pet Valu Holdings Ltd.	797,900	15,771,333
		66,691,487
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings, Inc. (a)(b)	601,032	6,934,733
TOTAL CONSUMER DISCRETIONARY		351,616,209
CONSUMER STAPLES - 9.1%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(c)	1,582,234	2,303,473
Consumer Staples Distribution & Retail - 8.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	5,002,940	308,405,623
Metro, Inc.	2,182,700	129,983,409
North West Co., Inc.	1,399,300	45,313,949
		483,702,981
Personal Care Products - 0.4%
Jamieson Wellness, Inc. (d)	1,020,400	24,145,488
TOTAL CONSUMER STAPLES		510,151,942
ENERGY - 18.0%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	3,457,300	40,967,246
Oil, Gas & Consumable Fuels - 17.3%
Cameco Corp.	1,654,400	75,299,675
Canadian Natural Resources Ltd.	8,593,000	305,094,600
Enbridge, Inc. (b)	3,109,700	116,378,662
MEG Energy Corp.	139,700	2,894,881
Parkland Corp.	2,245,500	62,990,776
PrairieSky Royalty Ltd.	9,749,180	195,950,998
Suncor Energy, Inc.	5,370,400	214,481,480
		973,091,072
TOTAL ENERGY		1,014,058,318
FINANCIALS - 28.3%
Banks - 15.5%
Bank of Montreal (b)	2,930,000	247,128,889
Canadian Imperial Bank of Commerce	1,901,500	98,335,639
Royal Bank of Canada	2,641,300	295,150,664
The Toronto-Dominion Bank	3,897,230	230,138,820
		870,754,012
Capital Markets - 6.5%
Brookfield Asset Management Ltd. Class A	2,394,772	104,522,479
Brookfield Corp. (Canada) Class A	3,353,688	163,548,918
TMX Group Ltd.	3,277,600	99,611,122
		367,682,519
Insurance - 6.3%
Definity Financial Corp.	2,435,024	84,691,886
Intact Financial Corp.	673,700	122,428,805
Sun Life Financial, Inc.	2,918,200	144,869,031
		351,989,722
TOTAL FINANCIALS		1,590,426,253
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Andlauer Healthcare Group, Inc.	1,213,032	35,969,674
INDUSTRIALS - 13.2%
Commercial Services & Supplies - 2.4%
GFL Environmental, Inc.	3,477,114	134,913,988
Ground Transportation - 8.4%
Canadian National Railway Co.	1,169,700	135,409,518
Canadian Pacific Kansas City Ltd.	4,038,621	338,674,926
		474,084,444
Professional Services - 2.4%
Thomson Reuters Corp.	832,800	134,964,691
TOTAL INDUSTRIALS		743,963,123
INFORMATION TECHNOLOGY - 9.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica, Inc. (sub. vtg.) (a)	52,300	2,742,942
IT Services - 3.0%
Shopify, Inc. Class A (a)	2,770,800	169,701,842
Software - 6.5%
ApplyBoard, Inc. (a)(e)(f)	10,248	359,705
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	88,698
Computer Modelling Group Ltd.	1,870,400	18,776,478
Constellation Software, Inc.	91,200	287,758,409
Constellation Software, Inc. warrants 3/31/40 (a)(f)	47,800	3
Dye & Durham Ltd. (c)	4,213,800	40,409,019
Lumine Group, Inc. (a)	619,940	16,591,303
		363,983,615
TOTAL INFORMATION TECHNOLOGY		536,428,399
MATERIALS - 10.7%
Chemicals - 1.7%
Nutrien Ltd.	1,879,678	96,403,867
Containers & Packaging - 1.1%
CCL Industries, Inc.:
Class A	151,400	8,324,176
Class B	988,500	53,776,290
		62,100,466
Metals & Mining - 7.2%
First Quantum Minerals Ltd.	956,500	11,708,145
Franco-Nevada Corp.	1,496,519	192,851,672
Lundin Mining Corp.	4,109,900	41,496,401
Triple Flag Precious Metals Corp.	876,830	13,565,414
Wheaton Precious Metals Corp.	2,404,900	143,790,602
		403,412,234
Paper & Forest Products - 0.7%
Stella-Jones, Inc.	574,900	38,679,217
TOTAL MATERIALS		600,595,784
TOTAL COMMON STOCKS (Cost $3,622,483,378)		5,507,993,653

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	443,227
Series A2 (a)(e)(f)	9,868	347,156
Series A3 (a)(e)(f)	563	19,818
Series D (a)(e)(f)	27,521	1,383,756
Series Seed (a)(e)(f)	3,768	132,332
(Cost $4,705,692)		2,326,289

Convertible Bonds - 0.1%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Cineplex, Inc. 7.75% 3/1/30 (d) (Cost $5,436,624)	CAD	8,094,000	6,741,825

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	6,305,678	6,306,939
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	126,100,515	126,113,125
TOTAL MONEY MARKET FUNDS (Cost $132,420,064)		132,420,064

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,765,045,758)	5,649,481,831
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(28,210,113)
NET ASSETS - 100.0%	5,621,271,718

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,887,313 or 0.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,774,692 or 0.0% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,237,729	183,218,825	188,149,989	311,035	374	-	6,306,939	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	223,158,876	5,326,135,240	5,423,180,991	1,794,972	-	-	126,113,125	0.6%
Total	234,396,605	5,509,354,065	5,611,330,980	2,106,007	374	-	132,420,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Diversified Royalty Corp.	7,539,965	12,365,145	412,250	895,872	135,185	1,230,865	20,858,910
Dye & Durham Ltd.	21,565,749	6,548,025	1,073,568	135,344	468,170	12,900,643	40,409,019
GURU Organic Energy Corp.	2,630,712	-	82,533	-	(106,381)	(138,325)	2,303,473
Total	31,736,426	18,913,170	1,568,351	1,031,216	496,974	13,993,183	63,571,402

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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